Share Based Compensation (Details) - Schedule of services providers outstanding	6 Months Ended
Jun. 30, 2022 $ / shares shares
Services providers and advisers [Member]
Share Based Compensation (Details) - Schedule of services providers outstanding [Line Items]
Number of options, Outstanding at beginning | shares	87,833
Weighted average Exercise price NIS, Outstanding at beginning | $ / shares	$ 0.37
Number of options, Granted | shares	29,400
Weighted average Exercise price NIS, Granted | $ / shares	$ 10.78
Number of options, Exercised | shares	(2,721)
Weighted average Exercise price NIS, Exercised | $ / shares	$ 0.37
Number of options, Forfeited | shares
Weighted average Exercise price NIS, Forfeited | $ / shares
Number of options, Outstanding at ending | shares	114,512
Weighted average Exercise price NIS, Outstanding at ending | $ / shares	$ 3.041
Number of options, Exercisable options | shares	71,826
EWeighted average Exercise price NIS, Exercisable options | $ / shares	$ 0.37
Employees and directors [Member]
Share Based Compensation (Details) - Schedule of services providers outstanding [Line Items]
Number of options, Outstanding at beginning | shares	448,120
Weighted average Exercise price NIS, Outstanding at beginning | $ / shares	$ 0.37
Number of options, Forfeited | shares	(57,159)
Weighted average Exercise price NIS, Forfeited | $ / shares	$ 0.37
Number of options, Outstanding at ending | shares	390,961
Weighted average Exercise price NIS, Outstanding at ending | $ / shares	$ 0.37
Number of options, Exercisable options | shares	324,727
EWeighted average Exercise price NIS, Exercisable options | $ / shares	$ 0.37